Note 33 - Employee Benefits - Plan Asset Allocation (Detail) - Plan Asset Allocation [Domain Member] - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 1,385		€ 918
Equity instruments	[1]	1,928		1,691
Investment-grade bonds
Government		5,085		4,466	[2]
Non-government bonds	[2]	7,995		8,823
Non-investment-grade bonds
Government		140	[2]	120
Non-government bonds		653		408
Structured products		1,049		196
Insurance		1,267		1,262
Alternatives
Real estate		626		559
Commodities		30		24
Private equity		2		95
Other	[3]	96		1,677
Derivatives (Market Value) [Abstract]
Interest rate		571		57
Credit		5		24
Inflation		(48)		(98)
Foreign exchange		7		27
Other		107		208
Total fair value of plan assets		20,888		20,457
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		930		290
Equity instruments	[1]	1,220		899
Investment-grade bonds
Government		2,524		2,829	[2]
Non-government bonds	[2]	5,386		6,144
Non-investment-grade bonds
Government		137	[2]	99
Non-government bonds		423		236
Structured products		839		1
Insurance		1		1
Alternatives
Real estate		528		443
Commodities		25		24
Private equity		0		72
Other	[3]	46		1,406
Derivatives (Market Value) [Abstract]
Interest rate		518		78
Credit		65		115
Inflation		0		0
Foreign exchange		1		20
Other		1		1
Total fair value of plan assets		12,642		12,658
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		321		504
Equity instruments	[1]	348		609
Investment-grade bonds
Government		1,918		1,048	[2]
Non-government bonds	[2]	1,894		2,034
Non-investment-grade bonds
Government		1	[2]	2
Non-government bonds		142		107
Structured products		124		122
Insurance		1,256		1,248
Alternatives
Real estate		0		37
Commodities		0		0
Private equity		0		0
Other	[3]	0		0
Derivatives (Market Value) [Abstract]
Interest rate		42		18
Credit		(87)		107
Inflation		(62)		(109)
Foreign exchange		4		3
Other		118		225
Total fair value of plan assets		6,019		5,705
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		56		67
Equity instruments	[1]	151		126
Investment-grade bonds
Government		436		422	[2]
Non-government bonds	[2]	379		387
Non-investment-grade bonds
Government		1	[2]	1
Non-government bonds		33		37
Structured products		79		73
Insurance		0		0
Alternatives
Real estate		0		0
Commodities		0		0
Private equity		0		0
Other	[3]	0		0
Derivatives (Market Value) [Abstract]
Interest rate		9		3
Credit		16		15
Inflation		0		0
Foreign exchange		0		0
Other		(12)		(18)
Total fair value of plan assets		1,148		1,107
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		78		57
Equity instruments	[1]	209		57
Investment-grade bonds
Government		207		167	[2]
Non-government bonds	[2]	336		258
Non-investment-grade bonds
Government		1	[2]	18
Non-government bonds		55		28
Structured products		7		0
Insurance		10		13
Alternatives
Real estate		98		79
Commodities		5		0
Private equity		2		23
Other	[3]	50		271
Derivatives (Market Value) [Abstract]
Interest rate		2		0
Credit		1		1
Inflation		14		11
Foreign exchange		4		4
Other		0		0
Total fair value of plan assets		€ 1,079		€ 987

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.
[3]	This position contains commingled funds which could not be segregated into the other asset categories